Equity - Exercises of share options by the former CEO (Details) € in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($) shares	Dec. 31, 2021 EUR (€) USD ($) shares	Dec. 31, 2020 shares
Equity
Number of options exercised | $	100,000	3,766,309	557,171
Cashless exercises of warrants | €			€ 3,186
Share Option Exercises | shares		3,195,276	910,163	3,195,276
Cash consideration on exercise of option		$ 0	€ 3,186